UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Defiance Asset Management, LLC

Address:  100 Front Street
          Suite 920
          West Conshohocken, PA 19428


13F File Number: 028-11629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mimi Drake
Title:  Chief Financial Officer
Phone:  (610) 940-5306


Signature, Place and Date of Signing:

/s/ Mimi Drake               West Conshohocken, PA             May 15, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  64

Form 13F Information Table Value Total: $220,984
                                        (x000s)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




No.        Form 13F File Number             Name

1          028-11630                        Defiance Asset Management Fund, L.P.

                           FORM 13F INFORMATION TABLE
                                 March 31, 2006



COLUMN 1                          COLUMN 2  COLUMN 3   COLUMN 4     COLUMN 5      COLUMN 6        COLUMN 7       COLUMN 8

                                  TITLE                 VALUE   SHRS OR SH/ PUT/  INVSTMT         OTHER        VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS  CUSIP     (x$1,000) PRN AMT PRN CALL  DISCRTN         MGRS    SOLE      SHARED     NONE
AMERICAN INTL GROUP INC           COM       026874107   2,311   34,967  SH        SHARED-DEFINED  1                 34,967
AMERICAN INTL GROUP INC           COM       026874107     792   11,989  SH        SOLE            NONE   11,989
APOLLO INVT CORP                  COM       03761U106   3,409  191,382  SH        SHARED-DEFINED  1                191,382
APOLLO INVT CORP                  COM       03761U106   1,181   66,296  SH        SOLE            NONE   66,296
ASYST TECHNOLOGY CORP             COM       04648X107   1,780  171,001  SH        SHARED-DEFINED  1                171,001
ASYST TECHNOLOGY CORP             COM       04648X107     575   55,195  SH        SOLE            NONE   55,195
ATI TECHNOLOGIES INC              COM       001941103   5,248  305,443  SH        SHARED-DEFINED  1                305,443
ATI TECHNOLOGIES INC              COM       001941103   1,818  105,799  SH        SOLE            NONE  105,799
BANK OF AMERICA CORPORATION       COM       060505104   4,696  103,110  SH        SHARED-DEFINED  1                103,110
BANK OF AMERICA CORPORATION       COM       060505104   1,622   35,608  SH        SOLE            NONE   35,608
CATERPILLAR INC DEL               COM       149123101   2,102   29,277  SH        SHARED-DEFINED  1                 29,277
CATERPILLAR INC DEL               COM       149123101     732   10,189  SH        SOLE            NONE   10,189
CHEVRON CORP NEW                  COM       166764100   3,762   64,904  SH        SHARED-DEFINED  1                 64,904
CHEVRON CORP NEW                  COM       166764100   1,295   22,338  SH        SOLE            NONE   22,338
CITIGROUP INC                     COM       172967101   6,206  131,404  SH        SHARED-DEFINED  1                131,404
CITIGROUP INC                     COM       172967101   2,160   45,740  SH        SOLE            NONE   45,740
CONOCOPHILLIPS                    COM       20825C104   8,270  130,952  SH        SHARED-DEFINED  1                130,952
CONOCOPHILLIPS                    COM       20825C104   2,867   45,393  SH        SOLE            NONE   45,393
CUMMINS INC                       COM       231021106   2,407   22,906  SH        SHARED-DEFINED  1                 22,906
CUMMINS INC                       COM       231021106     834    7,938  SH        SOLE            NONE    7,938
DOW CHEM CO                       COM       260543103   6,573  161,896  SH        SHARED-DEFINED  1                161,896
DOW CHEM CO                       COM       260543103   2,276   56,063  SH        SOLE            NONE   56,063
EASTMAN CHEM CO                   COM       277432100  11,057  216,044  SH        SHARED-DEFINED  1                216,044
EASTMAN CHEM CO                   COM       277432100   3,837   74,972  SH        SOLE            NONE   74,972
GOTTSCHALKS INC                   COM       383485109   2,155  235,214  SH        SHARED-DEFINED  1                235,214
GOTTSCHALKS INC                   COM       383485109     659   71,986  SH        SOLE            NONE   71,986
HEALTH MGMT ASSOC INC NEW        CL A       421933102   1,834   85,047  SH        SHARED-DEFINED  1                 85,047
HEALTH MGMT ASSOC INC NEW        CL A       421933102     585   27,098  SH        SOLE            NONE   27,098
HOME DEPOT INC                    COM       437076102   3,772   89,174  SH        SHARED-DEFINED  1                 89,174
HOME DEPOT INC                    COM       437076102   1,304   30,822  SH        SOLE            NONE   30,822
LIZ CLAIBORNE INC                 COM       539320101   3,337   81,440  SH        SHARED-DEFINED  1                 81,440
LIZ CLAIBORNE INC                 COM       539320101   1,148   28,005  SH        SOLE            NONE   28,005
MARATHON OIL CORP                 COM       565849106   2,081   27,318  SH        SHARED-DEFINED  1                 27,318
MARATHON OIL CORP                 COM       565849106     724    9,504  SH        SOLE            NONE    9,504
MORGAN STANLEY                  COM NEW     617446448   4,372   69,594  SH        SHARED-DEFINED  1                 69,594
MORGAN STANLEY                  COM NEW     617446448   1,514   24,106  SH        SOLE            NONE   24,106
MOTOROLA INC                      COM       620076109  13,938  608,361  SH        SHARED-DEFINED  1                608,361
MOTOROLA INC                      COM       620076109   4,465  194,876  SH        SOLE            NONE  194,876
PFIZER INC                        COM       717081103   6,882  276,171  SH        SHARED-DEFINED  1                276,171
PFIZER INC                        COM       717081103   2,382   95,585  SH        SOLE            NONE   95,585
PULTE HOMES INC                   COM       745867101  11,323  294,720  SH        SHARED-DEFINED  1                294,720
PULTE HOMES INC                   COM       745867101   3,626   94,374  SH        SOLE            NONE   94,374
SEAGATE TECHNOLOGY                SHS       G7945J104  11,624  441,466  SH        SHARED-DEFINED  1                441,466
SEAGATE TECHNOLOGY                SHS       G7945J104   3,731  141,695  SH        SOLE            NONE  141,695
SPRINT NEXTEL CORP              COM FON     852061100   4,806  185,976  SH        SHARED-DEFINED  1                185,976
SPRINT NEXTEL CORP              COM FON     852061100   1,669   64,582  SH        SOLE            NONE   64,582
ST PAUL TRAVELERS INC             COM       792860108   3,241   77,561  SH        SHARED-DEFINED  1                 77,561
ST PAUL TRAVELERS INC             COM       792860108   1,041   24,908  SH        SOLE            NONE   24,908
TEREX CORP NEW                    COM       880779103  12,136  153,159  SH        SHARED-DEFINED  1                153,159
TEREX CORP NEW                    COM       880779103   4,205   53,071  SH        SOLE            NONE   53,071
THOMSON                      SPONSORED ADR  885118109   1,519   77,220  SH        SHARED-DEFINED  1                 77,220
THOMSON                      SPONSORED ADR  885118109     536   27,254  SH        SOLE            NONE   27,254
TOO INC                           COM       890333107   7,652  222,771  SH        SHARED-DEFINED  1                222,771
TOO INC                           COM       890333107   2,653   77,223  SH        SOLE            NONE   77,223
TYCO INTL LTD NEW                 COM       902124106   2,340   87,047  SH        SHARED-DEFINED  1                 87,047
TYCO INTL LTD NEW                 COM       902124106     742   27,622  SH        SOLE            NONE   27,622
US AIRWAYS GROUP INC              COM       90341W108   3,617   90,433  SH        SHARED-DEFINED  1                 90,433
US AIRWAYS GROUP INC              COM       90341W108   1,248   31,204  SH        SOLE            NONE   31,204
WEBMETHODS INC                    COM       94768C108   2,880  342,025  SH        SHARED-DEFINED  1                342,025
WEBMETHODS INC                    COM       94768C108   1,006  119,506  SH        SOLE            NONE  119,506
WELLPOINT INC                     COM       94973V107   5,090   65,731  SH        SHARED-DEFINED  1                 65,731
WELLPOINT INC                     COM       94973V107   1,763   22,763  SH        SOLE            NONE   22,763
YRC WORLDWIDE INC                 COM       984249102   2,651   69,661  SH        SHARED-DEFINED  1                 69,661
YRC WORLDWIDE INC                 COM       984249102     923   24,243  SH        SOLE            NONE   24,243





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